Basis of preparation and significant accounting policies - Disclosure of revision to Consolidated Statement of Comprehensive Loss (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Revision [Line Items]
Profit / (loss) for the period	€ (11,169)	€ 5,663	€ (26,068)	€ (46,298)
Total comprehensive income / (loss) for the period	(11,887)	5,500	(25,128)	(47,876)
Attributable to:
Owners of the parent	(12,005)	5,113	(26,019)	(48,140)
Non-controlling interest	118	387	891	264
Total comprehensive income / (loss) for the period	€ (11,887)	5,500	€ (25,128)	(47,876)
As previously reported
Disclosure Of Revision [Line Items]
Profit / (loss) for the period		6,186		(45,267)
Total comprehensive income / (loss) for the period		6,023		(46,845)
Attributable to:
Owners of the parent		5,636		(47,109)
Non-controlling interest		387		264
Total comprehensive income / (loss) for the period		6,023		(46,845)
Adjustments
Disclosure Of Revision [Line Items]
Profit / (loss) for the period		(523)		(1,031)
Total comprehensive income / (loss) for the period		(523)		(1,031)
Attributable to:
Owners of the parent		(523)		(1,031)
Non-controlling interest		0		0
Total comprehensive income / (loss) for the period		€ (523)		€ (1,031)